PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property, Plant and Equipment Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	¥ 4,223,134	$ 603,900	¥ 4,106,383
Less: accumulated depreciation	(490,684)	(70,167)	(394,273)
Impairment charges	(7,785)	(1,113)	(7,785)
Property, plant and equipment after impairment	3,724,665	532,620	3,704,325
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	823,243	117,722	798,097
Medical equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	877,850	125,531	865,416
Electronic and office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	49,128	7,025	55,202
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	2,754	394	2,649
Leasehold improvement and building improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	77,894	11,139	77,683
Construction in Progress
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	¥ 2,392,265	$ 342,089	¥ 2,307,336